Financial Instruments - maturity analysis - Residual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deposits by banks
Financial instruments
Financial Liabilities	£ 31,452	£ 22,190
Deposits by banks | Amortised cost
Financial instruments
Financial Liabilities	31,500	22,200
Derivatives
Financial instruments
Financial Liabilities	72,082	72,395
Customer accounts
Financial instruments
Financial Liabilities	433,490	431,377
Settlement balances and short positions
Financial instruments
Financial Liabilities	1,729	6,645
Trading liabilities
Financial instruments
Financial Liabilities	54,714	53,636
Financial liabilities (other)
Financial instruments
Financial Liabilities	61,087	55,089
Financial liabilities, subordinated
Financial instruments
Financial Liabilities	6,136	5,714
Financial liabilities, subordinated | Amortised cost
Financial instruments
Financial Liabilities	5,900	5,500
Notes in circulation
Financial instruments
Financial Liabilities	3,316	3,237
Notes in circulation | Amortised cost
Financial instruments
Financial Liabilities	3,300	3,200
Lease liabilities
Financial instruments
Financial Liabilities	630	670
Less than 12 months | Deposits by banks
Financial instruments
Financial Liabilities	21,675	8,954
Less than 12 months | Derivatives
Financial instruments
Financial Liabilities	34,134	30,721
Less than 12 months | Customer accounts
Financial instruments
Financial Liabilities	430,693	424,893
Less than 12 months | Settlement balances and short positions
Financial instruments
Financial Liabilities	1,729	6,645
Less than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	44,683	45,349
Less than 12 months | Financial liabilities (other)
Financial instruments
Financial Liabilities	22,773	20,310
Less than 12 months | Financial liabilities, subordinated
Financial instruments
Financial Liabilities	1,051	1,047
Less than 12 months | Notes in circulation
Financial instruments
Financial Liabilities	3,316	3,237
Less than 12 months | Lease liabilities
Financial instruments
Financial Liabilities	94	102
More than 12 months | Deposits by banks
Financial instruments
Financial Liabilities	9,777	13,236
More than 12 months | Derivatives
Financial instruments
Financial Liabilities	37,948	41,674
More than 12 months | Customer accounts
Financial instruments
Financial Liabilities	2,797	6,484
More than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	10,031	8,287
More than 12 months | Financial liabilities (other)
Financial instruments
Financial Liabilities	38,314	34,779
More than 12 months | Financial liabilities, subordinated
Financial instruments
Financial Liabilities	5,085	4,667
More than 12 months | Lease liabilities
Financial instruments
Financial Liabilities	536	568
Cash and balances at central banks
Financial instruments
Financial Assets	92,994	104,262
Cash and balances at central banks | Financial assets at amortised cost
Financial instruments
Financial Assets	93,000	104,300
Cash and balances at central banks | Less than 12 months
Financial instruments
Financial Assets	92,994	104,262
Trading assets
Financial instruments
Financial Assets	48,917	45,551
Trading assets | Less than 12 months
Financial instruments
Financial Assets	37,168	36,723
Trading assets | More than 12 months
Financial instruments
Financial Assets	11,749	8,828
Derivatives
Financial instruments
Financial Assets	78,406	78,904
Derivatives | Less than 12 months
Financial instruments
Financial Assets	34,267	29,839
Derivatives | More than 12 months
Financial instruments
Financial Assets	44,139	49,065
Settlement balances
Financial instruments
Financial Assets	2,085	7,231
Settlement balances | Less than 12 months
Financial instruments
Financial Assets	2,085	7,231
Loans and advances to banks [Member] | Financial assets at amortised cost
Financial instruments
Financial Assets	6,030	6,914
Loans and advances to banks [Member] | Less than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	5,360	6,650
Loans and advances to banks [Member] | More than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	670	264
Loans and advances to customers [Member] | Financial assets at amortised cost
Financial instruments
Financial Assets	400,326	381,433
Loans and advances to customers [Member] | Less than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	99,793	87,663
Loans and advances to customers [Member] | More than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	300,533	293,770
Other financial assets
Financial instruments
Financial Assets	63,243	51,102
Other financial assets | Less than 12 months
Financial instruments
Financial Assets	14,524	10,192
Other financial assets | More than 12 months
Financial instruments
Financial Assets	£ 48,719	£ 40,910